DELAWARE GROUP® ADVISER FUNDS
Delaware Global Real Estate Opportunities Fund
Delaware U.S. Growth Fund

DELAWARE GROUP EQUITY FUNDS II
Delaware Value® Fund

DELAWARE GROUP FOUNDATION FUNDS
Delaware Foundation® Moderate Allocation Fund

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Delaware Emerging Markets Fund
Delaware Focus Global Growth Fund

DELAWARE GROUP GOVERNMENT FUND
Delaware Core Plus Bond Fund
Delaware Emerging Markets Debt Fund

DELAWARE GROUP INCOME FUNDS
Delaware Corporate Bond Fund
Delaware Diversified Floating Rate Fund
Delaware High-Yield Opportunities Fund

DELAWARE GROUP STATE TAX-FREE INCOME TRUST
Delaware Tax-Free Pennsylvania Fund

DELAWARE GROUP TAX FREE FUND
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

DELAWARE POOLED® TRUST
The Emerging Markets Portfolio
The Focus Smid-Cap Growth Equity Portfolio
The High-Yield Bond Portfolio

VOYAGEUR MUTUAL FUNDS
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Idaho Fund

VOYAGEUR MUTUAL FUNDS II
Delaware Tax-Free Colorado Fund

VOYAGUER MUTUAL FUNDS III
Delaware Select Growth Fund

VOYAGEUR TAX FREE FUNDS
Delaware Tax-Free Minnesota Fund

Supplement to the current Statements of Additional Information
(each, an “SAI” and together, the “SAIs”) for each Fund
(each, a “Fund” and together, the “Funds”)

The following information replaces the fundamental investment restriction relating to making loans in the section entitled, “Investment Objective, Restrictions, and Policies – Fundamental Investment Restrictions”:

The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except as the Investment Company Act of 1940, as amended (“1940 Act”), any rule or order thereunder, or Securities and Exchange Commission (“SEC”) staff interpretation thereof, may permit. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

Please keep this supplement for future reference.

This Supplement is dated April 8, 2015.